Schedule of mining rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Mining rights, beginning balance	$ 17,195	$ 16,997
Amortization	(100)	(100)
Exchange differences	50	298
Mining rights, ending balance	17,145	17,195
Fomicruz Agreement [Member]
IfrsStatementLineItems [Line Items]
Mining rights, beginning balance	3,088	3,188
Amortization	(100)	(100)
Exchange differences
Mining rights, ending balance	2,988	3,088
Minera Aquiline Argentina [Member]
IfrsStatementLineItems [Line Items]
Mining rights, beginning balance	14,107	13,809
Amortization
Exchange differences	50	298
Mining rights, ending balance	$ 14,157	$ 14,107